Employee benefits - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Pension And Restoration Plans Interest In Net Assets Of The Master Trust		100.00%
Number Of Employees Eligible For Lump Sum Distribution	1,859
Lump Sum Distribution Program Total Employees	1,081
Lump Sum Distribution Program Requirement	During 2013 the Corporation offered a Lump Sum Distribution to terminated vested participants whose deferred pension has a current value of up to $40 thousand.
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0	0
Pensions And Benefit Restoration Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plans, General Information			BPPR’s non-contributory, defined benefit retirement plan are currently closed to new hires and the accrual of benefits are frozen to all participants. The retirement plan’s benefit formula is based on a percentage of average final compensation and years of service as of the plan freeze date. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. and PR Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. and PR Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.
Defined Benefit Plan, Transfers Between Measurement Levels	0		0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0		0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0		0
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plans Estimated Future Employer Contributions In Current Fiscal Year				5,800,000
Defined Benefit Plans, General Information			In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR. The Corporation amended the postretirement health care benefits plan effective January 1, 2014 to increase the participant’s share of the plan cost. The postretirement health care benefit obligation as of December 31, 2013 reflects such amendments to the plan.
Defined Benefit Plan Contributions By Employer	7,066,000		5,688,000
Savings Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Savings Plans	55,700,000		62,000,000
Savings Plans Contributions	$ 3,600,000		$ 5,000,000
Savings Plans Stocks Held	1,939,089		1,820,318